Taxation - Components of Loss Before Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Loss before tax
Loss from PRC entities		¥ (426,044)	¥ (795,673)	¥ (1,014,112)
(loss)/Income from overseas entities		(77,448)	148,955	(32,715)
Total loss before tax		(503,492)	(646,718)	(1,046,827)
Income tax benefits/(expenses)
Current income tax expenses		(6,051)	(2,654)	(1,352)
Deferred tax benefits	$ 3,467	23,268	91,319	109,039
Total income tax benefits	$ 2,565	¥ 17,217	¥ 88,665	¥ 107,687